Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases

13	Leases
The Group is a lessee and enters into contracts to lease office property. Leases are individually negotiated and include a variety of different terms and conditions in different countries.
Lease contracts have fixed payments and are either non-cancellable or may only be cancelled by incurring a substantive termination fee. The Group is prohibited from selling or pledging the underlying leased assets as security. The Group includes renewal options as part of the lease term when these are reasonably certain.
The Group has no material short term or low value asset leases.
St. Pancras lease
In September 2024, Camden Property Holding Limited (the landlord) communicated that the workings on St. Pancras Campus in London (UK) were finalized and the property was ready for the Group's fit out workings. Accordingly, the Group has recognized the right-of-use asset and lease liability arising from the contract. The St. Pancras lease has a term of 15 years, with a tenant-only break clause at the end of the 10th year. The leasehold improvements required will entitle the Group to a rent free period up to 12 months and the first lease payment is expected for October 2025.
Right-of-use assets
The amount recognized as right-of-use assets is as shown:

Leasehold property € '000s
At January 1, 2023	14,165
Arising on business combinations	4,195
Effects of movements in exchange rates	(568)
Transfer to assets held for sale	(1,885)
Additions	4,412
Modification	11,737
Disposals	(305)
Depreciation	(6,885)
At December 31, 2023	24,866
Effects of movements in exchange rates	1,077
Additions	47,212
Disposals	(172)
Impairment	(188)
Depreciation	(7,117)
At December 31, 2024	65,678

13	Leases (continued)
Lease liabilities
The recognized lease liability is as shown:

Leasehold property € '000s
At January 1, 2023	17,259
Arising on business combinations	4,367
Effects of movements in exchange rates	(791)
Transfer to liabilities associated with assets held for sale	(2,038)
Additions	4,410
Modification	11,737
Disposals	(341)
Interest expense	2,068
Lease payments	(7,526)
At December 31, 2023	29,145
Effects of movements in exchange rates	1,118
Additions	44,970
Disposals	(178)
Interest expense	3,256
Lease payments	(7,951)
At December 31, 2024	70,360

Maturity analysis - contractual undiscounted cash flows

	2024 € '000s	2023 € '000s
Less than one year	8,498	7,881
One to five years	35,701	17,919
More than five years	61,963	18,182
Total undiscounted lease liabilities	106,162	43,982

Lease liabilities
Lease liabilities included in the Consolidated Statement of Financial Position

	2024 € '000s	2023 € '000s
Current	5,794	5,226
Non-Current	64,566	23,919
Total lease liabilities	70,360	29,145

13	Leases (continued)
Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income

	2024 € '000s	2023 € '000s	2022 € '000s
Interest on lease liabilities	3,256	2,068	954
Depreciation on right-of-use assets	7,117	6,885	6,045
Impairment of right-of-use assets	188	—	—
	10,561	8,953	6,999
Amounts included in the Financing Activities of the Consolidated Statement of Cash Flows

	2024 € '000s	2023 € '000s	2022 € '000s
Interest paid on lease liabilities	2,558	1,837	1,196
Principal payment on lease liabilities	5,393	5,689	7,026
Total cash outflow for leases	7,951	7,526	8,222